Annual Total Returns - Fidelity® Series Growth Company Fund [BarChart] - 11.30 Fidelity Series Growth Company Fund - Series PRO-08 - Fidelity® Series Growth Company Fund	Jan. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Nov. 07, 2013
Fidelity Series Growth Company Fund-Default
Bar Chart Table:
Annual Return 2014	14.10%
Annual Return 2015	7.95%
Annual Return 2016	6.07%
Annual Return 2017	37.52%
Annual Return 2018	(3.76%)
Annual Return 2019	39.73%
Annual Return 2020	69.74%
Annual Return 2021	24.06%